Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment

11. MINERAL PROPERTIES, PLANT AND EQUIPMENT
Acquisition costs of investment and non-producing properties together with costs directly related to mine development expenditures are capitalized. Exploration expenditures on investment and non-producing properties are charged to expense in the period they are incurred.
Capitalization of evaluation expenditures commences when there is a high degree of confidence in the project’s viability and hence it is probable that future economic benefits will flow to the Company. Evaluation expenditures, other than that acquired from the purchase of another mining company, are carried forward as an asset provided that such costs are expected to be recovered in full through successful development and exploration of the area of interest or alternatively, by its sale. Evaluation expenditures include delineation drilling, metallurgical evaluations, and geotechnical evaluations amongst others.
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2018
Net of accumulated depreciation	$766,883	$71,809	$253,128	$244,863	$1,336,683
Additions	106,701	25,423	—	16,896	149,020
Disposals	—	(396)	—	(937)	(1,333)
Depreciation and amortization	(68,935)	—	—	(78,354)	(147,289)
Depreciation charge captured in inventory	(12,620)	—	—	—	(12,620)
Impairment charge	(2,144)	(25,113)	—	(532)	(27,789)
Transfers	(115,726)	1,652	(3,897)	117,971	—
Closure and decommissioning – changes in estimate	4,330	—	—	—	4,330
As at December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

Cost as at December 31, 2018	$1,997,880	$104,614	$668,358	$939,993	$3,710,845
Accumulated depreciation and impairments	(1,319,391)	(31,239)	(419,127)	(640,086)	(2,409,843)
Carrying value – December 31, 2018	$678,489	$73,375	$249,231	$299,907	$1,301,002

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2017
Net of accumulated depreciation	$694,501	$58,578	$259,953	$209,695	$1,222,727
Additions	120,098	4,066	—	23,938	148,102
Acquisition of Argentine projects	—	40,315	—	30	40,345
Disposals	—	—	(195)	(2,710)	(2,905)
Depreciation and amortization	(53,124)	—	—	(69,764)	(122,888)
Depreciation charge captured in inventory	(4,104)	—	—	—	(4,104)
Impairment reversal	27,531	6,892	1,317	25,814	61,554
Transferred to assets held for sale	—	—	(7,947)	(2)	(7,949)
Transfers	(22,400)	(38,042)	—	57,862	(2,580)
Closure and decommissioning – changes in estimate	4,381	—	—	—	4,381
As at December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

Cost as at December 31, 2017	$2,018,937	$77,242	$653,216	$889,655	$3,639,050
Accumulated depreciation and impairments	(1,252,054)	(5,433)	(400,088)	(644,792)	(2,302,367)
Carrying value – December 31, 2017	$766,883	$71,809	$253,128	$244,863	$1,336,683

	December 31, 2018			December 31, 2017
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron mine, Peru	$207,360	$(114,288)	$93,072	$196,111	$(107,970)	$88,141
Morococha mine, Peru	243,603	(149,120)	94,483	230,932	(135,868)	95,064
Alamo Dorado mine, Mexico	126,960	(126,960)	—	194,023	(194,023)	—
La Colorada mine, Mexico	301,706	(121,940)	179,766	279,541	(100,970)	178,571
Dolores mine, Mexico	1,529,751	(981,948)	547,803	1,485,200	(908,651)	576,549
Manantial Espejo mine, Argentina	367,105	(362,293)	4,812	367,573	(353,322)	14,251
San Vicente mine, Bolivia	137,394	(86,663)	50,731	131,038	(79,595)	51,443
Other	23,994	(16,265)	7,729	24,174	(16,447)	7,727
Total	$2,937,873	$(1,959,477)	$978,396	$2,908,592	$(1,896,846)	$1,011,746

Land and Non-Producing Properties:
Land	$4,677	$(1,096)	$3,581	$4,990	$(1,234)	$3,756
Navidad project, Argentina	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Minefinders projects, Mexico	91,362	(36,975)	54,387	73,956	(16,929)	57,027
Morococha, Peru	9,674	—	9,674	9,674	—	9,674
Argentine projects(1)(2)	69,774	(24,939)	44,835	44,376	—	44,376
Other	30,908	(11,255)	19,653	30,885	(11,257)	19,628
Total non-producing properties	$772,972	$(450,366)	$322,606	$730,458	$(405,521)	$324,937
Total mineral properties, plant and equipment	$3,710,845	$(2,409,843)	$1,301,002	$3,639,050	$(2,302,367)	$1,336,683

(1)
On February 10, 2017, the Company completed the acquisition of 100% of Coeur Joaquin S.R.L., subsequently renamed Minera Joaquin S.R.L. (“Joaquin”).  Joaquin’s principal asset is the Joaquin project, located in the Santa Cruz province of southern Argentina. The consideration for the acquisition was $25.0 million, comprised of$15.0 million in cash and $10.0 million of the Company’s common shares valued as of January 13, 2017 (555,654 total common shares), plus a 2.0% net smelter returns royalty on the Joaquin project. Transaction costs were $0.3 million during the year ended December 31, 2017 with no similar amount in 2018.

(2)
On May 31, 2017, the Company acquired 100% of Patagonia Gold Plc's ("Patagonia") COSE project in the Santa Cruz province of southern Argentina from Patagonia. Consideration payable to Patagonia included $15 million, of which $7.5 million is deferred, plus a 1.5% net smelter returns ("NSR") royalty on the COSE project. On May 31, 2017, the Company made a payment of $7.5 million and granted a 1.5% NSR on production from COSE, and the title to COSE transferred to the Company. The remaining $7.5 million payment was made on May 31, 2018.

The assets acquired and liabilities assumed from both projects have been included in the table above under "Argentine projects", and in the "Manantial Espejo" reportable operating segment of the segment note (Note 26). The Company concluded that the acquired assets and assumed liabilities did not constitute a business and accordingly the transactions were accounted for as asset acquisitions. The Joaquin purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $25.4 million allocated to mineral properties, plant and equipment and the remaining allocated to working capital items ($0.04 million). The COSE purchase price of $15.0 million was allocated to mineral properties, plant and equipment.
Held for Sale Assets
On December 31, 2017, all of the assets and liabilities of Minera Aquiline Argentina SA were classified as held for sale. Immediately prior to the classification to assets and liabilities held for sale, the carrying amount of the Calcatreu project ("Calcatreu") was re-measured to its recoverable amount, being its fair value less costs of disposal, based on the expected proceeds from the sale. As a result, the Company recorded an impairment reversal during the year ended December 31, 2017 of $1.3 million with no impairment or impairment reversal recorded during the year ended December 31, 2018 (Note 12).
On January 31, 2018, the Company completed the sale of 100% of the shares of Minera Aquiline Argentina SA, which owns Calcatreu, to Patagonia for total consideration of $15 million in cash. The Company received $5 million at the date of sale with the remaining $10 million received on May 18, 2018 as scheduled. During the year ended December 31, 2018 the Company recorded a gain of $8.0 million (2017 - $nil) ($6 million, net of tax expense (2017 - $nil, net of tax expense)), respectively, on the sale of Calcatreu included in gain on sale of mineral properties, plant and equipment.